Deferred Tax Balances	12 Months Ended
Dec. 31, 2023
Deferred Tax Balances [Abstract]
Deferred tax balances

Note 8 – Deferred tax balances

Deferred tax liability

	As at December 31, 2023	As at December 31, 2022
	EUR	EUR
The balance comprises temporary differences attributable to:
UYBA deferred tax liability	6,647	-
	6,647	-